Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PGIM ETF Trust
Prospectus Date	rr_ProspectusDate	May 03, 2024
Document Creation Date	dei_DocumentCreationDate	May 03, 2024